Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Mortgages	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Apr. 14, 2016	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Jul. 03, 2013
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.00%	6.00%	6.00%		6.00%
Changes in interest rates payables basis points	100 basis points
Fair value	€ 51,100,000
Number of mortgage | Mortgages	2
Senior secured notes 6.00% due 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.00%	6.00%		6.00%			6.00%
Maturity year	2020
Market price	€ 103.552		€ 105.045		€ 105.780
Fair value	647,000,000		657,000,000		502,000,000
Nominal value	625,000,000		625,000,000		475,000,000
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	53,600,000
Nominal value	54,300,000		55,200,000			€ 44,600,000
Financial leases [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	€ 54,300,000
Variable-rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Floating interest rate of EURIBOR plus an individual margin	240 to 280 basis points
Variable interest rate	EURIBOR
Interest rate	75.00%	75.00%
Term of mortgage secured loan outstanding	Ten years
Deferred revenue [member]
Disclosure of detailed information about financial instruments [line items]
Credit exposure limit on trade receivables	€ 80,800,000		€ 70,300,000		€ 66,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value | $		$ 4.0
Level 3 [member] | Other Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value | $		4.5
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Strengthening percentage against currencies	10.00%
weakening percentage against currencies	10.00%
Credit risk [member] | Financial Assets Balance [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance exposed to credit risk	16.00%
Credit exposure | $		$ 200.1
Credit risk [member] | Customer Balance [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of balance exposed to credit risk	19.00%